Income Taxes - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 25, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Tax Contingency [Line Items]
Statutory federal income tax rate (in percent)	21.00%
Revelyst Business
Income Tax Contingency [Line Items]
Statutory federal income tax rate (in percent)			21.00%	21.00%	21.00%
Increase (decrease) in valuation allowance			$ 41,204
Valuation allowance			41,255	$ 51
Operating loss and credit carryovers subject to expiration			8,144
Operating loss and credit carryovers not subject to expiration			8,873
Income taxes paid, net of refunds	$ (509)	$ 248	1,084	647
Unrecognized tax benefit including interest and penalties	$ 9,508		9,039	13,120
Unrecognized tax benefits that would impact effective tax rate			7,379	11,673
Amount of reasonably possible decrease in uncertain tax benefits			0
Unrecognized tax benefits, income tax-related interest			1,020	892
Unrecognized tax benefits, tax penalties accrued			1,337	1,175
Unrecognized tax benefits, expense related to interest and penalties			$ 1,030	$ 873	$ 443